Filed under Rule 497(e)
Registration No. 033-06502

SunAmerica Income Funds

AIG U.S. Government Securities Fund

(the “Fund”)

Supplement dated May 7, 2018, to the Fund’s

Prospectus dated July 28, 2017, as supplemented and amended to date

Effective May 7, 2018:

In the section entitled “Fund Highlights: AIG U.S. Government Securities Fund – Portfolio Managers,” the table under the heading is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Timothy Campion	2014	Senior Vice President and Portfolio Manager at SunAmerica
Jane Bayar Algieri	2017	Vice President and Portfolio Manager at SunAmerica
Elizabeth Mauro	2018	Portfolio Manager at SunAmerica

In the section entitled “Fund Management,” under the heading “Portfolio Managers – U.S. Government Securities Fund,” all references to Kara Murphy are deleted in their entirety and are replaced with the following:

Elizabeth Mauro

Portfolio Manager at SunAmerica

Elizabeth Mauro joined SunAmerica Asset Management LLC in 2017 and is a fixed income trader and portfolio manager. Prior to joining the firm, she held several capital markets positions at Bank of New York Mellon Corporation, with product coverage in the Commercial Paper, Yankee CD, U.S. Treasuries, Agency Discount Notes, Bullets, and short-term Corporates categories. Elizabeth received a B.A. in Government from Smith College. Her investment experience dates back to 2011.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP5_S5118IF_7-17

Filed under Rule 497(e)
Registration No. 033-06502

SunAmerica Income Funds

AIG U.S. Government Securities Fund

(the “Fund”)

Supplement dated May 7, 2018, to the Fund’s Statement of Additional Information (“SAI”)

dated July 28, 2017, as supplemented and amended to date

Effective May 7, 2018:

All information with respect to Kara Murphy is hereby deleted in its entirety.

In the table under the section entitled “Additional Information about the Portfolio Managers,” the information with respect to the Fund is supplemented with the following:

			Number of Other Accounts Managed and Total Assets by Account ($ millions except as noted)			Number of Accounts and Total Assets Which Advisory Fee is Performance Based ($ millions except as noted)
Fund	Adviser/ Subadviser	Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
U.S. Government Securities Fund	SunAmerica	E. Mauro	1	0	0	0	0	0
			$549,231	$0	$0	$0	$0	$0

In the table under the section entitled “Fund Ownership,” the information with respect to the Fund is supplemented with the following:

Fund	Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Owned by Portfolio Managers
U.S. Government Securities Fund	Elizabeth Mauro	$1-$10,000

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP4_IFSAI_7-17